Description of the Business and Risks and Uncertainties (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 08, 2024	Mar. 31, 2025	Dec. 31, 2024
Description of the Business and Risks and Uncertainties
Proceeds From Sale of Assets (Liabilities), Net	$ 5,160	$ 2,250	$ 5,160
Transaction costs		$ 367	$ 1,024